Cash Generated from Operations (Tables)	12 Months Ended
Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Reconciliation of profit before taxation to cash used in operation

	Year ended 31 December
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Profit before income tax	6,808,121	2,656,128	590,778

Adjustment items:
Interest income	(443,661)	(398,176)	(339,505)
Share of profit of investments accounted for using the equity method	(885,597)	(972,593)	(724,740)
(Gains)/losses on disposal of subsidiary	(1,622)	60,951	—
Net (gains)/losses on foreign exchange option and forward exchange contracts	(14,519)	12,315	376
Gains from structured deposits	(19,811)	(85,444)	(114,283)
Payments for sale of financial assets at fair value through other comprehensive income	—	19,513	9,513
Interest expense	35,574	53,784	64,169
Foreign exchange losses/(gains)	18,034	(18,571)	5,514
Depreciation of property, plant and equipment	1,550,924	1,507,804	1,553,039
Depreciation of investment property	14,527	14,694	15,184
Depreciation of right-of-use assets	—	101,998	32,653
Amortization of lease prepayments and other non-current assets	242,162	214,292	226,263
Impairment loss on property, plant, equipment and construction in progress	82,652	486	87,570
(Gains)/losses on disposal of property, plant and equipment and other long-term assets-net	(172,508)	(158,551)	1,212
Share-based payment	(13,004)	—	—

Profit on operation before change of working capital	7,201,272	3,008,630	1,407,743

(Increase)/decrease in inventories	(1,523,277)	1,366,441	2,865,687
(Increase)/decrease in operation receivables	(469,339)	(92,354)	308,333
Increase/(decrease) in operation payables	2,767,557	(487,877)	(1,008,800)
Increase/(decrease) in balances to related parties-net	525,286	1,860,836	(1,577,876)

Cash generated from operating activities	8,501,499	5,655,676	1,995,087

Reconciliation of liabilities arising from financing activities

	Borrowings RMB’000	Lease liabilities RMB’000	Short-term bonds RMB’000	Total RMB’000
As at 31 December 2018	497,249	76,731	—	573,980

Financing cash flows	1,059,892	(89,124)	—	970,768
Addition of lease liabilities	—	34,436	—	34,436
Foreign exchange movements	(9,541)	—	—	(9,541)

As at 31 December 2019	1,547,600	22,043	—	1,569,643

Financing cash flows	(2,456)	(15,586)	2,998,469	2,980,427
Addition of lease liabilities	—	6,014	—	6,014
Foreign exchange movements	2,856	—	—	2,856

As at 31 December 2020	1,548,000	12,471	2,998,469	4,558,940

Proceeds from sale of property, plant and equipment

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net book amount	37,614	23,113	60,854
Losses/(gains) on disposal of property, plant and equipment - net	172,508	44,390	(1,212)

Net proceeds from disposal of property, plant and equipment	210,122	67,503	59,642

Non-cash investing activities

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Purchase of non-current assets settled by bills	50,110	73,812	65,800